Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net loss	$ (31,247)	$ (29,266)
Adjustment for non-cash items:
Remeasurement loss (gain) on secured notes	(36,916)	29,690
Unrealized foreign exchange loss (gain)	46,427	(9,150)
Other income - flow-through shares	(6,903)	(4,183)
Stock-based compensation	3,680	3,269
Income tax expense (recovery)	11,375	(8,695)
Other non-cash items (Note 13)	(398)	362
Adjustment for cash items:
Environmental rehabilitation disbursements	(843)	(3,664)
Amounts receivable and prepaid expenses	(32)	457
Accounts payable and accrued liabilities	637	(357)
Net cash used in operating activities	(14,220)	(21,537)
Investing Activities
Mineral interests, property and equipment	(106,279)	(230,162)
Long-term receivables and other assets	(14,000)	(54,244)
Redemption of short-term deposits		151,854
Investment in short-term deposits		(70,164)
Redemption of convertible notes receivable		528
Investment in security deposits	(957)	(707)
Net cash used in investing activities	(121,236)	(202,895)
Financing Activities
Secured notes		198,825
Share issuance net of costs	101,018	61,519
Exercise of options	886	773
Payment of lease liabilities	(639)	(666)
Net cash from financing activities	101,265	260,451
Effects of exchange rate fluctuation on cash and cash equivalents	1,568	269
Net increase (decrease) in cash and cash equivalents during the year	(32,623)	36,288
Cash and cash equivalents, beginning of the year	82,438	46,150
Cash and cash equivalents, end of the year	$ 49,815	$ 82,438